Derivative Instruments - Narrative (Details) - CCL [Member] - TBTU	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Physical Liquefaction Supply Derivatives [Member] | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract	10 years
Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Nonmonetary Notional Amount	2,915	3,152
Financial Liquefaction Supply Derivatives | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract	3 years